Taxes	6 Months Ended	12 Months Ended
	Sep. 30, 2024	Mar. 31, 2024
Taxes [Abstract]
Taxes

Note 8 — Taxes

British Virgin Islands

ALE Group Holding and ALE (BVI) Limited are incorporated in the British Virgin Islands and conduct all of the Company’s businesses through the Company’s subsidiary in Hong Kong, ALE Corporate Services Limited. Under the current laws of the British Virgin Islands, ALE Group Holding and ALE (BVI) Limited are not subject to tax on income or capital gains. In addition, upon payments of dividends by the ALE (BVI) Limited and the Company’s subsidiary in Hong Kong, ALE Corporate Services Limited to the Company’s shareholders, no British Virgin Islands withholding tax will be imposed.

Hong Kong

Two-tier Profits Tax Rates

ALECS is incorporated in Hong Kong and is subject to Hong Kong profits tax compliance.

The two-tier profits tax rates system was introduced under the Inland Revenue (Amendment)(No.3) Ordinance 2018 (“the Ordinance”) of Hong Kong became effective for the assessment year 2018/2019. Under the two-tier profit tax rates regime, the profits tax rate for the first HKD 2 million of assessable profits of a corporation will be subject to the lowered tax rate, 8.25% while the remaining assessable profits will be subject to the legacy tax rate, 16.5%. The Ordinance only allows one entity within a group of “connected entities” is eligible for the two-tier tax rate benefit. An entity is a connected entity of another entity if (1) one of them has control over the other; (2) both of them are under the control (more than 50% of the issued share capital) of the same entity; (3) in the case of the first entity being a natural person carrying on a sole proprietorship business-the other entity is the same person carrying on another sole proprietorship business. Under the Ordinance, it is an entity’s election to nominate an entity that will be subject to the two-tier profits tax rate on its Profits Tax Return. The election is irrevocable.

ALECS elected the two-tier profits tax rate for its tax years of 2023 and 2024. ALECS applies the two-tier profits tax rate for its provision for current income and deferred taxes.

For the tax years of 2023 and 2024, the Financial Secretary of Hong Kong provided concessionary measures by providing tax reduction (“tax credit”) of profits tax up to HKD 3,000 and HKD 3,000 per case, respectively.

Net operating loss will be carryforward indefinitely under Hong Kong profits tax regulation. As of March 31, 2024 and September 30, 2024, the Company did not generate net operating loss carry forwards available to offset future taxable income.

The income tax provision consisted of the following components:

	For the six months ended September 30
	2023	2024
	HKD	HKD	US$
	(Unaudited)	(Unaudited)
Current:
Hong Kong	$891,644	$590,885	$76,054
Total current	891,644	590,885	76,054

Deferred:
Hong Kong	19,772	(12,788)	(1,646)
Total deferred	19,772	(12,788)	(1,646)
Total provision for income taxes	$911,416	$578,097	$74,408

A reconciliation between the Company’s actual provision for income taxes and the provision at the Hong Kong statutory rate was as follows:

	For the six months ended September 30
	2023	2024
	HKD	HKD	US$
	(Unaudited)	(Unaudited)
Income before income tax	$3,661,318	$3,000,646	$386,217
Hong Kong income tax rate	16.50%	16.50%	16.50%
Income tax expense computed at statutory rate	604,118	495,107	63,726
Preferential rate	(165,000)	(165,000)	(21,237)
Reconciling items:
Effect of income tax rate difference in other jurisdictions	75,721	179,002	23,039
Non-taxable items in Hong Kong	(12,543)	(9,769)	(1,257)
Non-deductible items in Hong Kong	119,610	80,257	10,330
Previous years’ unrecognized tax effects	292,510	-	-
Tax credit	(3,000)	(1,500)	(193)
Total income tax expense	$911,416	$578,097	$74,408
Effective tax rate	24.89%	19.3%	19.3%

Deferred tax

Significant components of deferred tax were as follows:

	March 31	September 30
	2024	2024
	HKD	HKD	US$
		(Unaudited)
Deferred tax assets:
Provisions for credit losses	$157	$13,380	$1,722
Depreciation	15,896	15,461	1,990
Total deferred tax assets	16,053	28,841	3,712

Deferred tax liabilities:
Total deferred tax liabilities	-	-	-
Deferred tax assets, net	$16,053	$28,841	$3,712

The Company believes that a valuation allowance is not necessary for the deferred assets because there will be sufficient operating income generated in future years based on the fact that the Company’s subsidiary in Hong Kong generated profits historically and for the six months ended September 30, 2023 and 2024.

The Company evaluates the level of authority for each uncertain tax position (including the potential application of interest and penalties) based on the technical merits, and measures the unrecognized benefits associated with the tax positions. As of March 31, 2024 and September 30, 2024, the Company did not have any unrecognized tax benefits.

The Company’s tax jurisdiction is Hong Kong and the Company files profits tax returns with the Hong Kong Inland Revenue Department (“the HKIRD”). We are subject to tax examinations of our profits tax returns by the HKIRD. The tax years 2018 through 2023 remain subject to examination by the HKIRD.

Note 10 — Taxes

British Virgin Islands

ALE Group Holding and ALE (BVI) Limited are incorporated in the British Virgin Islands and conduct all of the Company’s businesses through the Company’s subsidiary in Hong Kong, ALE Corporate Services Limited. Under the current laws of the British Virgin Islands, ALE Group Holding and ALE (BVI) Limited are not subject to tax on income or capital gains. In addition, upon payments of dividends by the ALE (BVI) Limited and the Company’s subsidiary in Hong Kong, ALE Corporate Services Limited to the Company’s shareholders, no British Virgin Islands withholding tax will be imposed.

Hong Kong

Two-tier Profits Tax Rates

ALECS is incorporated in Hong Kong and is subject to Hong Kong profits tax compliance.

The two-tier profits tax rates system was introduced under the Inland Revenue (Amendment)(No.3) Ordinance 2018 (“the Ordinance”) of Hong Kong became effective for the assessment year 2018/2019. Under the two-tier profit tax rates regime, the profits tax rate for the first HKD 2 million of assessable profits of a corporation will be subject to the lowered tax rate, 8.25% while the remaining assessable profits will be subject to the legacy tax rate, 16.5%. The Ordinance only allows one entity within a group of “connected entities” is eligible for the two-tier tax rate benefit. An entity is a connected entity of another entity if (1) one of them has control over the other; (2) both of them are under the control (more than 50% of the issued share capital) of the same entity; (3) in the case of the first entity being a natural person carrying on a sole proprietorship business-the other entity is the same person carrying on another sole proprietorship business. Under the Ordinance, it is an entity’s election to nominate an entity that will be subject to the two-tier profits tax rate on its Profits Tax Return. The election is irrevocable.

ALECS elected the two-tier profits tax rate for its tax years of 2022 and 2023. ALECS applies the two-tier profits tax rate for its provision for current income and deferred taxes.

For the tax years of 2022 and 2023, the Financial Secretary of Hong Kong provided concessionary measures by providing tax reduction (“tax credit”) of profits tax up to HKD 6,000 and HKD 3,000 per case, respectively.

Net operating loss will be carryforward indefinitely under Hong Kong profits tax regulation. As of March 31, 2023 and 2024, the Company did not generate net operating loss carry forwards available to offset future taxable income.

The income tax provision consisted of the following components:

	For the years ended March 31,
	2023	2024
	HKD	HKD	US$
Current:
Hong Kong	$879,171	$1,414,234	$180,712
Total current	879,171	1,414,234	180,712

Deferred:
Hong Kong	(17,326)	65,745	8,401
Total deferred	(17,326)	65,745	8,401
Total provision for income taxes	$861,845	$1,479,979	$189,113

A reconciliation between the Company’s actual provision for income taxes and the provision at the Hong Kong statutory rate was as follows:

	For the years ended March 31,
	2023	2024
	HKD	HKD	US$
Income before income tax	$6,889,496	$6,742,758	$861,594
Hong Kong income tax rate	16.50%	16.50%	16.50%
Income tax expense computed at statutory rate	1,141,247	1,112,555	142,163
Preferential rate	(165,000)	(165,000)	(21,084)
Impact of foreign rate differential	-	65,702	8,396
Non-taxable items in Hong Kong	(40,216)	(24,415)	(3,120)
Non-deductible items in Hong Kong	305,519	201,627	25,764
Prior years’ adjustments	(374,705)	292,510	37,377
Tax credit	(5,000)	(3,000)	(383)
Total income tax expense	$861,845	$1,479,979	$189,113
Effective tax rate	12.5%	21.9%	21.9%

Deferred tax

Significant components of deferred tax were as follows:

	As of March 31,
	2023	2024
	HKD	HKD	US$
Deferred tax assets:
Provision for credit losses	$64,989	$157	$20
Depreciation	16,809	15,896	2,031
Total deferred tax assets	81,798	16,053	2,051

Deferred tax liabilities:
Total deferred tax liabilities	-	-	-
Deferred tax (liabilities) assets, net	$81,798	$16,053	$2,051

The Company believes that a valuation allowance is not necessary for the deferred assets because there will be sufficient operating income generated in future years based on the fact that the Company’s subsidiary in Hong Kong generated profits historically and for the years ended March 31, 2023 and 2024.

The Company evaluates the level of authority for each uncertain tax position (including the potential application of interest and penalties) based on the technical merits, and measures the unrecognized benefits associated with the tax positions. As of March 31, 2023 and 2024, the Company did not have any unrecognized tax benefits. For the years ended March 31, 2023 and 2024, the Company had no unrecognized tax benefits.

The Company’s tax jurisdiction is Hong Kong and the Company files profits tax returns with the Hong Kong Inland Revenue Department (“the HKIRD”). Hong Kong profits tax returns remain subject to examination by the HKIRD for six years after the date of filing. The tax years 2017 through 2022 remain subject to examination by the HKIRD.